AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2022
	Principal Amount	Value
Corporate Bonds and Notes - 47.8%
Financials - 11.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.650%, 10/29/24	$5,600,000	$5,288,691
Aircastle, Ltd. (Bermuda)
5.250%, 08/11/25[1]	2,282,000	2,324,732
Ally Financial, Inc.
Series B, (4.700% to 05/15/26 then U.S. Treasury Yield Curve CMT 5 year + 3.868%), 4.700%, 05/15/26[2,3,4]	3,010,000	2,833,343
8.000%, 11/01/31	2,650,000	3,323,971
American Express Co.
(3.550% to 09/15/26 then U.S. Treasury Yield Curve CMT 5 year + 2.854%), 3.550%, 09/15/26[2,3,4]	1,195,000	1,089,004
American Tower Corp.
4.400%, 02/15/26	2,050,000	2,104,083
Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month LIBOR + 1.520%), 4.330%, 03/15/50[2,4]	2,975,000	3,190,187
The Bank of New York Mellon Corp.
Series G, (4.700% to 09/20/25 then U.S. Treasury Yield Curve CMT 5 year + 4.358%), 4.700%, 09/20/25[2,3,4]	4,550,000	4,659,200
The Bank of Nova Scotia (Canada)
(SOFR + 0.610%), 0.892%, 09/15/26[4]	4,288,000	4,225,818
The Charles Schwab Corp.
Series I, (4.000% to 06/01/26 then U.S. Treasury Yield Curve CMT 5 year + 3.168%), 4.000%, 06/01/26[2,3,4]	4,600,000	4,404,500
CIT Group, Inc.
6.125%, 03/09/28[5]	2,975,000	3,291,056
Crown Castle International Corp.
4.000%, 03/01/27	2,300,000	2,331,753
GLP Capital LP/GLP Financing II, Inc.
4.000%, 01/15/31	1,700,000	1,648,796
The Goldman Sachs Group, Inc.
(SOFR + 0.920%), 1.052%, 10/21/27[4]	2,850,000	2,800,125
6.750%, 10/01/37	2,000,000	2,520,284
Morgan Stanley
3.950%, 04/23/27	2,200,000	2,235,535
OneMain Finance Corp.
8.250%, 10/01/23	3,200,000	3,371,712
Owl Rock Capital Corp.
4.250%, 01/15/26	2,300,000	2,241,421
SBA Communications Corp.
3.875%, 02/15/27	3,850,000	3,755,386
SLM Corp.
3.125%, 11/02/26	3,365,000	3,121,038
4.200%, 10/29/25	838,000	831,304
	Principal Amount	Value

Starwood Property Trust, Inc.
4.750%, 03/15/25	$1,700,000	$1,721,216
Truist Financial Corp.
Series P, (4.950% to 12/01/25 then U.S. Treasury Yield Curve CMT 5 year + 4.605%), 4.950%, 09/01/25[2,3,4]	3,800,000	3,891,200
VICI Properties LP/VICI Note Co., Inc.
3.500%, 02/15/25[1]	1,900,000	1,871,975
Weyerhaeuser Co.
6.875%, 12/15/33	2,600,000	3,214,457

Total Financials		72,290,787
Industrials - 35.0%
Advocate Health & Hospitals Corp.
4.272%, 08/15/48	1,700,000	1,857,729
AECOM
5.125%, 03/15/27	1,850,000	1,892,050
Air Products and Chemicals, Inc.
2.700%, 05/15/40	2,450,000	2,166,057
Alcoa Nederland Holding, B.V. (Netherlands)
4.125%, 03/31/29[1,5]	3,600,000	3,527,748
Anglo American Capital PLC (United Kingdom)
2.875%, 03/17/31[1]	3,554,000	3,275,373
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/38	2,200,000	2,311,699
Aramark Services, Inc.
5.000%, 02/01/28[1,5]	3,370,000	3,268,900
ArcelorMittal, S.A. (Luxembourg)
4.250%, 07/16/29[5]	3,300,000	3,350,881
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.250%, 09/01/28[1]	3,500,000	3,176,250
Ashtead Capital, Inc.
1.500%, 08/12/26[1]	3,536,000	3,209,035
AT&T, Inc.
4.300%, 02/15/30	2,200,000	2,324,467
Ball Corp.
2.875%, 08/15/30	3,875,000	3,474,112
Block, Inc.
2.750%, 06/01/26[1,5]	2,130,000	2,013,319
Broadcom Corp./Broadcom Cayman Finance, Ltd.
3.875%, 01/15/27	3,219,000	3,240,519
Centene Corp.
3.375%, 02/15/30	3,650,000	3,434,413
Central Garden & Pet Co.
4.125%, 10/15/30[5]	1,800,000	1,624,500
CF Industries, Inc.
5.375%, 03/15/44	3,100,000	3,485,666
Cisco Systems, Inc.
5.500%, 01/15/40	1,650,000	2,085,889

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 35.0% (continued)
Clearwater Paper Corp.
4.750%, 08/15/28[1]	$2,150,000	$1,996,812
The Coca-Cola Co.
2.500%, 06/01/40	2,600,000	2,309,539
Cogent Communications Group, Inc.
3.500%, 05/01/26[1]	3,365,000	3,196,750
CommonSpirit Health
3.347%, 10/01/29	1,950,000	1,893,251
Crown Americas LLC/Crown Americas Capital Corp. V
4.250%, 09/30/26	3,500,000	3,508,750
CVS Health Corp.
5.125%, 07/20/45	1,850,000	2,088,299
Dana, Inc.
4.250%, 09/01/30[5]	1,000,000	915,200
5.375%, 11/15/27[5]	3,350,000	3,329,062
Dell International LLC/EMC Corp.
8.100%, 07/15/36	972,000	1,278,169
Dell, Inc.
7.100%, 04/15/28	3,100,000	3,518,500
Delta Air Lines, Inc.
7.375%, 01/15/26	3,350,000	3,638,050
Discovery Communications LLC
3.950%, 03/20/28	2,047,000	2,044,642
FMG Resources August 2006 Pty, Ltd. (Australia)
4.500%, 09/15/27[1]	3,450,000	3,388,038
The Ford Foundation
Series 2020, 2.415%, 06/01/50	2,900,000	2,392,554
Freeport-McMoRan, Inc.
4.625%, 08/01/30[5]	3,411,000	3,487,747
G-III Apparel Group, Ltd.
7.875%, 08/15/25[1]	3,190,000	3,349,978
GLP Capital LP/GLP Financing II Inc.
5.750%, 06/01/28	1,500,000	1,614,410
The Goodyear Tire & Rubber Co.
4.875%, 03/15/27	3,125,000	3,033,891
Graphic Packaging International LLC
3.500%, 03/01/29[1]	3,150,000	2,898,000
Hanesbrands, Inc.
4.875%, 05/15/26[1]	3,650,000	3,670,896
Hasbro, Inc.
3.900%, 11/19/29[5]	3,425,000	3,436,829
HB Fuller Co.
4.250%, 10/15/28	3,550,000	3,323,510
HCA, Inc.
3.500%, 09/01/30	3,250,000	3,139,707
Hilton Domestic Operating Co., Inc.
4.875%, 01/15/30	3,750,000	3,741,544
The Home Depot, Inc.
5.875%, 12/16/36	1,700,000	2,153,253
	Principal Amount	Value

KB Home
4.800%, 11/15/29	$1,347,000	$1,300,205
6.875%, 06/15/27	1,751,000	1,873,570
Kraft Heinz Foods Co.
4.375%, 06/01/46	5,275,000	5,209,801
Lamar Media Corp.
4.875%, 01/15/29	3,400,000	3,374,500
MercadoLibre, Inc.
2.375%, 01/14/26	3,700,000	3,450,287
Merck & Co., Inc.
1.900%, 12/10/28[5]	7,460,000	7,021,008
Methanex Corp. (Canada)
5.125%, 10/15/27	1,800,000	1,809,000
MGM Resorts International
5.750%, 06/15/25	3,550,000	3,638,821
Microsoft Corp.
2.525%, 06/01/50	2,450,000	2,115,563
MSCI, Inc.
3.250%, 08/15/33[1]	2,015,000	1,811,107
Murphy Oil USA, Inc.
4.750%, 09/15/29	3,500,000	3,470,502
Newell Brands, Inc.
4.450%, 04/01/26[6]	3,400,000	3,421,250
Nordstrom, Inc.
4.000%, 03/15/27[5]	3,700,000	3,564,025
Novelis Corp.
3.250%, 11/15/26[1]	3,775,000	3,606,182
Owens Corning
7.000%, 12/01/36	1,800,000	2,266,611
Parker-Hannifin Corp.
3.250%, 06/14/29	1,900,000	1,875,688
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.750%, 04/15/26[1]	3,650,000	3,723,639
PulteGroup, Inc.
6.000%, 02/15/35	2,050,000	2,307,470
Royal Caribbean Cruises, Ltd. (Liberia)
5.500%, 04/01/28[1]	3,475,000	3,312,752
Sally Holdings LLC/Sally Capital, Inc.
8.750%, 04/30/25[1]	2,000,000	2,090,000
SK Hynix, Inc. (South Korea)
2.375%, 01/19/31[1]	3,000,000	2,614,934
Sonoco Products Co.
2.850%, 02/01/32	3,682,000	3,441,328
Sysco Corp.
2.400%, 02/15/30	4,675,000	4,347,410
Teleflex, Inc.
4.250%, 06/01/28[1]	3,600,000	3,505,500
Tenet Healthcare Corp.
4.875%, 01/01/26[1]	3,750,000	3,782,812

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 35.0% (continued)
Travel + Leisure Co.
5.650%, 04/01/24[6]	$2,700,000	$2,796,471
Twilio, Inc.
3.625%, 03/15/29	600,000	565,500
3.875%, 03/15/31[5]	2,819,000	2,620,310
United Parcel Service, Inc.
6.200%, 01/15/38	1,500,000	1,955,448
United Rentals North America, Inc.
3.875%, 02/15/31[5]	3,650,000	3,440,125
Valvoline, Inc.
4.250%, 02/15/30[1]	3,400,000	3,102,772
Verizon Communications, Inc.
3.875%, 02/08/29	3,660,000	3,807,644
VF Corp.
2.950%, 04/23/30	2,100,000	1,998,803
Walgreens Boots Alliance, Inc.
4.800%, 11/18/44	2,670,000	2,833,907
Walmart, Inc.
4.050%, 06/29/48	1,850,000	2,098,241
WESCO Distribution, Inc.
7.125%, 06/15/25[1]	1,600,000	1,664,512
Western Digital Corp.
4.750%, 02/15/26	2,066,000	2,098,354
Yum! Brands, Inc.
3.625%, 03/15/31	3,700,000	3,373,817

Total Industrials		230,355,857
Utilities - 1.8%
Dominion Energy, Inc.
Series B, (4.650% to 12/15/24 then U.S. Treasury Yield Curve CMT 5 year + 2.993%), 4.650%, 12/15/24[2,3,4]	4,150,000	4,108,500
National Rural Utilities Cooperative Finance Corp.
1.350%, 03/15/31	4,900,000	4,118,596
Northern States Power Co.
2.900%, 03/01/50	3,950,000	3,484,669

Total Utilities		11,711,765

Total Corporate Bonds and Notes (Cost $331,620,805)		314,358,409
Asset-Backed Securities - 0.4%
FAN Engine Securitization, Ltd. (Ireland)
Series 2013-1A, Class 1A 4.625%, 10/15/43 (Cost $5,316,280)[1,7]	5,365,440	2,219,146

Municipal Bonds - 4.5%
California Health Facilities Financing Authority 4.190%, 06/01/37	3,500,000	3,571,801
California State General Obligation, School Improvements 7.550%, 04/01/39	2,700,000	4,003,687
	Principal Amount	Value

JobsOhio Beverage System, Series A 2.833%, 01/01/38	$3,700,000	$3,399,208
Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	3,225,000	3,821,104
Massachusetts School Building Authority Series B, 1.753%, 08/15/30	4,850,000	4,419,781
New Jersey Economic Development Authority, Pension Funding, Series A (National Insured) 7.425%, 02/15/29	3,650,000	4,289,277
Port Authority of New York & New Jersey 6.040%, 12/01/29	2,150,000	2,567,171
University of California 1.697%, 05/15/29	3,770,000	3,404,911

Total Municipal Bonds (Cost $31,825,932)		29,476,940
U.S. Government and Agency Obligations - 43.5%
Fannie Mae - 14.4%
FNMA
2.000%, 04/01/51	13,230,996	12,313,047
2.500%, 11/01/50	5,572,899	5,330,498
3.500%, 02/01/35 to 02/01/51	34,412,838	34,944,438
4.000%, 07/01/44 to 01/01/51	28,376,947	29,193,710
4.500%, 05/01/48 to 06/01/49	7,931,820	8,412,720
5.000%, 05/01/50	4,008,937	4,291,725

Total Fannie Mae		94,486,138
Freddie Mac - 8.0%
FHLMC
2.000%, 03/01/36	9,759,578	9,501,674
3.000%, 04/01/51	18,892,089	18,501,039
3.500%, 02/01/50	11,373,388	11,433,001
4.500%, 10/01/48 to 12/01/48	12,505,597	13,035,886

Total Freddie Mac		52,471,600
U.S. Treasury Obligations - 21.1%
U.S. Treasury Bonds
1.250%, 05/15/50	5,875,000	4,381,924
1.875%, 02/15/51	18,362,000	16,044,515
2.250%, 05/15/41	19,422,000	18,334,823
2.500%, 02/15/46	3,096,000	3,031,178
3.125%, 05/15/48	11,693,000	13,055,052
3.500%, 02/15/39	11,156,000	12,781,464
5.000%, 05/15/37	9,946,000	13,306,660
6.750%, 08/15/26	6,089,000	7,155,764
U.S. Treasury Notes
0.125%, 03/31/23 to 02/15/24	24,713,000	24,038,137
0.250%, 03/15/24	7,318,000	7,029,854
0.500%, 02/28/26	8,470,000	7,830,780
0.875%, 03/31/26	3,800,000	3,543,648
2.500%, 01/31/25	3,650,000	3,649,145
2.625%, 02/15/29	4,874,000	4,932,640

Total U.S. Treasury Obligations		139,115,584

Total U.S. Government and Agency Obligations (Cost $301,925,716)		286,073,322

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Foreign Government Obligation - 0.7%
The Korea Development Bank (South Korea)
0.500%, 10/27/23 (Cost $4,805,891)	$4,800,000	$4,648,992

Short-Term Investments - 5.3%
Joint Repurchase Agreements - 2.4%[8]
Bank of America Securities, Inc., dated 03/31/22, due 04/01/22, 0.300% total to be received $3,723,615 (collateralized by various U.S. Government Agency Obligations, 2.000% - 4.000%, 02/01/36 - 03/01/52, totaling $3,798,056)	3,723,584	3,723,584
Cantor Fitzgerald Securities, Inc., dated 03/31/22, due 04/01/22, 0.290% total to be received $3,723,630 (collateralized by various U.S. Government Agency Obligations , 0.000% - 9.000%, 04/25/22 - 12/20/71, totaling $3,798,072)	3,723,600	3,723,600
Citibank N.A., dated 03/31/22, due 04/01/22, 0.310% total to be received $2,181,646 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries , 0.500% - 6.000%, 11/30/23 - 05/15/51, totaling $2,227,088)	2,181,627	2,181,627
	Principal Amount	Value

RBC Dominion Securities, Inc., dated 03/31/22, due 04/01/22, 0.300% total to be received $3,723,615 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.500%, 04/26/22 - 03/20/52, totaling $3,798,056)	$3,723,584	$3,723,584
State of Wisconsin Investment Board, dated 03/31/22, due 04/01/22, 0.330% total to be received $2,325,745 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 01/15/25 - 02/15/51, totaling $2,372,240)	2,325,724	2,325,724

Total Joint Repurchase Agreements		15,678,119
Repurchase Agreements - 2.9%
Fixed Income Clearing Corp., dated 03/31/2022 due 04/01/2022, 0.13% total to be received $19,300,053 (collateralized by a U.S. Treasury, 2.250%, 08/15/27, totaling $ 19,686,054) (Cost $19,300,000)	19,300,000	19,300,000

Total Short-Term Investments (Cost $34,978,119)		34,978,119
Total Investments - 102.2% (Cost $710,472,743)		671,754,928
Other Assets, less Liabilities - (2.2)%		(14,237,269)
Net Assets - 100.0%		$657,517,659

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the value of these securities amounted to $72,601,162 or 11.0% of net assets.
[2]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date.
[3]	Perpetuity Bond. The date shown represents the next call date.
[4]	Variable rate security. The rate shown is based on the latest available information as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[5]	Some of these securities, amounting to $30,629,229 or 4.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[7]	Security's value was determined by using significant unobservable inputs.
[8]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
National Insured	National Public Finance Guarantee Corp.
SOFR	Secured Overnight Financing Rate

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$314,358,409	—	$314,358,409
Asset-Backed Securities	—	—	$2,219,146	2,219,146
Municipal Bonds†	—	29,476,940	—	29,476,940
U.S. Government and Agency Obligations†	—	286,073,322	—	286,073,322
Foreign Government Obligation	—	4,648,992	—	4,648,992
Short-Term Investments
Joint Repurchase Agreements	—	15,678,119	—	15,678,119
Repurchase Agreements	—	19,300,000	—	19,300,000
Total Investments in Securities	—	$669,535,782	$2,219,146	$671,754,928

†	All corporate bonds and notes, municipal bonds, and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at March 31, 2022:
Asset-Backed Securities
Balance as of December 31, 2021	$2,475,909
Accrued discounts (premiums)	1,009
Realized gain (loss)	16,643
Change in unrealized appreciation/depreciation	1,536,693
Purchases	—
Sales	—
Paydowns	(1,811,108)
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as of March 31, 2022	$2,219,146

Net change in unrealized appreciation/depreciation on investments still held at March 31, 2022	$368,069
The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy as of March 31, 2022. The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fair value measurements:
Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of March 31, 2022	Valuation Technique(s)	Unobservable Inputs(s)	Range	Median	Impact to Valuation from an Increase in Input(a)
Asset-Backed Securities	$2,219,146	Discounted Cash Flow	Discount Rate	15%	N/A	Decrease
(a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$30,629,229	$15,678,119	$15,931,226	$31,609,345
The following table summarizes the securities received as collateral for securities lending at March 31, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.000%	04/30/22-05/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.